Employee Savings Plan	12 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Savings Plan

NOTE 19. EMPLOYEE SAVINGS PLAN

Substantially all of our domestic non-union employees are eligible to be enrolled in the company-sponsored retirement savings plans, which include features under Section 401(k) of the Code and provide for company matching. Contributions to the plans are determined by our board of directors and are subject to certain minimum requirements as specified in the plans. The total expense for our employee retirement benefit plans was $24 million, $42 million and $48 million for fiscal years 2013, 2012 and 2011, respectively.